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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:.   David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:

    /s/  David Labiak         Greensboro, North Carolina        May 12, 2004
    -----------------         --------------------------        ------------
       [Signature]              [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            None
                                        ---------------

Form 13F Information Table Entry Total:       58
                                        ---------------

Form 13F Information Table Value Total:     106,825
                                        ---------------
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                     Voting Authority
                                                                                    -------------------
                     Title of           Valuein                 Investment  Other
   Name of Issuer     Class     CUSIP   (x$1000) Shares  SH/PRN Discretion Managers  Sole   Shared None
   --------------    -------- --------- -------- ------- ------ ---------- -------- ------- ------ ----
Alliance Capital       COM    01855A101  1,163    42,371   SH      Sole              42,371
Alpha Industries       COM    020753109    254     4,500   SH      Sole               4,500
American Express       COM    025816109  8,266    61,399   SH      Sole              61,399
American Home Prods    COM    026609107  2,685    64,710   SH      Sole              64,710
AMFM                   COM    001693100  3,387    55,641   SH      Sole              55,641
Bank of America        COM    060505104    231     4,143   SH      Sole               4,143
Bank One               COM    06423A103    406    11,663   SH      Sole              11,663
Bristol-Myers Squibb   COM    110122108    375     5,555   SH      Sole               5,555
Brunswick              COM    117043109  2,445    98,288   SH      Sole              98,288
Caterpillar            COM    149123101    688    12,552   SH      Sole              12,552
Central Parking        COM    154785109  2,044    69,865   SH      Sole              69,865
Claire's Stores        COM    179584107  1,484    89,624   SH      Sole              89,624
Clearnet Comm          COM    184902104    211    11,655   SH      Sole              11,655
Conexant Systems       COM    207142100    799    11,000   SH      Sole              11,000
Crown Cork & Seal      COM    228255105  2,075    85,549   SH      Sole              85,549
Dionex                 COM    254546104    463    10,830   SH      Sole              10,830
Dollar General         COM    256669102  5,197   168,311   SH      Sole             168,311
Equifax                COM    294429105  1,597    56,790   SH      Sole              56,790
Fannie Mae             COM    313586109  1,158    18,480   SH      Sole              18,480
Flycast Comm           COM    344067103  3,677    80,811   SH      Sole              80,811
Freddie Mac            COM    313400301  1,664    32,007   SH      Sole              32,007
Gartner Group          COM    366651107  2,608   163,627   SH      Sole             163,627
Gillette               COM    375766102  2,572    75,776   SH      Sole              75,776
H.J. Heinz             COM    423074103    583    13,566   SH      Sole              13,566
Harley-Davidson        COM    412822108    458     9,155   SH      Sole               9,155
Hewlett-Packard        COM    428236103  2,484    27,004   SH      Sole              27,004
IDT                    COM     44894710    421    20,100   SH      Sole              20,100
Infoseek               COM    45678M107  1,264    40,930   SH      Sole              40,930
Intel                  COM    458140100    442     5,944   SH      Sole               5,944
Interpublic Group      COM    460690100    305     7,420   SH      Sole               7,420
Johnson & Johnson      COM    478160104  2,100    22,860   SH      Sole              22,860

Libbey                 COM 529898108  1,228  41,555 SH  Sole           41,555
Lockheed Martin        COM 539830109  2,327  71,200 SH  Sole           71,200
Mattel                 COM 577081102  3,179 167,316 SH  Sole          167,316
Michaels Stores        COM 594087108  1,923  65,172 SH  Sole           65,172
Nabisco                COM 629526104    400  11,560 SH  Sole           11,560
Newell Rubbermaid      COM 651229106  2,218  77,640 SH  Sole           77,640
Nike                   COM 654106103  3,354  58,978 SH  Sole           58,978
Oakley                 COM 673662102    419  67,775 SH  Sole           67,775
Oakwood Homes          COM 674098108  1,021 226,973 SH  Sole          226,973
Owens-Illinois         COM 690768403    310  15,650 SH  Sole           15,650
Petsmart               COM 716768106    515 138,482 SH  Sole          138,482
Pimco Advisors         COM 69338P102  1,156  36,683 SH  Sole           36,683
PNC Financial          COM 693475105    322   6,108 SH  Sole            6,108
Purchasepro.com        COM 746144104    339   9,750 SH  Sole            9,750
Qualcomm               COM 747525103 17,446  92,217 SH  Sole           92,217
Reed Int'l             COM 758212872  2,170  87,894 SH  Sole           87,894
S1 Corp                COM 78463B101    323   8,300 SH  Sole            8,300
Schlumberger           COM 806857108  3,696  59,320 SH  Sole           59,320
Service Corp. Int'l    COM 817565104  1,784 168,890 SH  Sole          168,890
Servicemaster          COM 81760N109  3,358 209,035 SH  Sole          209,035
Sigma-Aldrich          COM 826552101    914  28,774 SH  Sole           28,774
Sinclair Broadcasting  COM 829226109    224  24,770 SH  Sole           24,770
Teligent               COM 87959Y103    256   5,150 SH  Sole            5,150
Tellabs                COM 879664100    438   7,700 SH  Sole            7,700
Tribune                COM 896047107    259   5,200 SH  Sole            5,200
United Asset Mgmt      COM 909420101  3,498 181,722 SH  Sole          181,722
United States Cellular COM 911684108    242   3,565 SH  Sole            3,565